MANNING & NAPIER FUND, INC.

Blended Asset Conservative Series (Class R6)
Blended Asset Moderate Series (Class R6)
Blended Asset Extended Series (Class R6)
Blended Asset Maximum Series (Class R6)
(together, the “Blended Asset Series”)

Pro-Blend Conservative Term Series
(Class S, I, R, L, W and Z)
Pro-Blend Moderate Term Series
(Class S, I, R, L, W and Z)
Pro-Blend Extended Term Series
(Class S, I, R, L, W and Z)
Pro-Blend Maximum Term Series
(Class S, I, R, L, W and Z)
(together, the “Pro-Blend Series”)

Equity Series (Class S and W)
Overseas Series (Class S, I, W and Z)
Disciplined Value Series (Class S, I, W and Z)
Rainer International Discovery Series
(Class S, I, W and Z)

Core Bond Series (Class S, I, W and Z)
Credit Series (Class W)
Diversified Tax Exempt Series (Class A and W)
High Yield Bond Series (Class S, I, W and Z)
New York Tax Exempt Series
(Class A and W)
Real Estate Series (Class S, I, W and Z)
Unconstrained Bond Series
(Class S, I, W and Z)

Target Income Series (Class I, K, and R)
Target 2015 Series (Class I, K, and R)
Target 2020 Series (Class I, K, and R)
Target 2025 Series (Class I, K, and R)
Target 2030 Series (Class I, K, and R)
Target 2035 Series (Class I, K, and R)
Target 2040 Series (Class I, K, and R)
Target 2045 Series (Class I, K, and R)
Target 2050 Series (Class I, K, and R)
Target 2055 Series (Class I, K, and R)
Target 2060 Series (Class I, K, and R)
(the “Target Series”)

Supplement dated April 15, 2020 to
the Statement of Additional Information for the Blended Asset Series, Pro-Blend Series,
Target Series, Equity Series, Overseas Series, Disciplined Value Series and Rainier International
Discovery Series and the Statement of Additional Information for the Core Bond Series,
Credit Series, Diversified Tax Exempt Series, High Yield Bond Series, New York Tax Exempt Series,
Real Estate Series and Unconstrained Bond Series, each dated March 1, 2020 (each an “SAI” and together, the “SAIs”)

This supplement provides new and additional information beyond that contained in the SAIs. It should be read in conjunction with the SAIs.

The SAIs are hereby amended and supplemented as follows:

In the “Other Investment Policies” section of the SAIs, the following disclosure is added to the end of the section:

Recent Market Events. An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. Liquidity for many instruments has been greatly reduced, and some interest rates are very low and in some cases yields are negative.

The ultimate impact of this COVID-19 pandemic is not known as such impact could be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. Governments and central banks have instituted various measures designed to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

In general, the impact of this COVID-19 outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN SAI Supp 4.15.20